Income taxes - Schedule of net operating losses (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 18,589,894	$ 9,429,436	$ 4,279,494	$ 2,111,531
Net operating losses in Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	18,689,741		4,460,796
Net operating losses in Canada [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	512,163		512,163
Net operating losses in Canada [Member] | 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	744,022		611,677
Net operating losses in Canada [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,174,797		1,174,797
Net operating losses in Canada [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,732,039		1,829,518
Net operating losses in Canada [Member] | 2040 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 14,526,720		$ 332,641